Earnings per unit and cash distributions (Details) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) reporting_period $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Calculations of basic and diluted earnings per unit [Abstract]
Net (loss)/income attributable to Seadrill Partners LLC owners | $	$ (92.9)	$ 56.1	$ 141.2
Cash distributions declared and paid in the period per unit (in USD per share)	$ 0.22	$ 4.00	$ 4.00
Subsequent event: Cash distributions declared and paid relating to the period per unit (in USD per share)	0	$ 0.01	$ 0.10
Quarterly distribution of operating surplus (in USD per share)	$ 3.875
Number of consecutive four-quarter periods distributions of available cash from operating surplus equaled or exceeded minimum quarterly distribution | reporting_period	3
First target distribution
Calculations of basic and diluted earnings per unit [Abstract]
Percentage of unit holders receiving additional distribution (as percent)	100.00%
Additional quarterly distribution per unit (in USD per share)	$ 4.456
Second target distribution
Calculations of basic and diluted earnings per unit [Abstract]
Quarterly distribution of operating surplus (in USD per share)	$ 4.844
Percentage of unit holders receiving additional distribution (as percent)	85.00%
Percentage of unit holders receiving incentive distribution (as percent)	15.00%
Third Target Distribution
Calculations of basic and diluted earnings per unit [Abstract]
Quarterly distribution of operating surplus (in USD per share)	$ 5.813
Percentage of unit holders receiving additional distribution (as percent)	75.00%
Percentage of unit holders receiving incentive distribution (as percent)	25.00%
Target Distributions Thereafter
Calculations of basic and diluted earnings per unit [Abstract]
Percentage of unit holders receiving additional distribution (as percent)	50.00%
Percentage of unit holders receiving incentive distribution (as percent)	50.00%
Common unitholders
Calculations of basic and diluted earnings per unit [Abstract]
Net (loss)/income attributable to Seadrill Partners LLC owners | $	$ (76.2)	$ 56.1	$ 141.2
Weighted average units outstanding (in shares) | shares	7,528	7,528	7,528
(Loss)/Earnings per unit (in USD per share)	$ (10.12)	$ 7.45	$ 18.76
Subordinated unitholders
Calculations of basic and diluted earnings per unit [Abstract]
Net (loss)/income attributable to Seadrill Partners LLC owners | $	$ (16.7)	$ 0.0	$ 0.0
Weighted average units outstanding (in shares) | shares	1,654	1,654	1,654
(Loss)/Earnings per unit (in USD per share)	$ (10.12)	$ 0.00	$ 0.00
Seadrill member interest
Calculations of basic and diluted earnings per unit [Abstract]
Net (loss)/income attributable to Seadrill Partners LLC owners | $	$ 0.0	$ 0.0	$ 0.0